Average headcount and number of branches - Schedule of number of branches (Details) - office	Jun. 30, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Number of offices	8,285	8,518
Spain
Disclosure of geographical areas [line items]
Number of offices	1,883	1,924
Group
Disclosure of geographical areas [line items]
Number of offices	6,402	6,594